UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%

	Shares	Value
Argentina — 0.4%
Petrobras Argentina ADR	73,025	$1,431,290
Telecom Argentina ADR	113,725	2,876,105

		4,307,395

Brazil — 14.9%
Banco do Brasil	596,300	10,067,752
Banco Santander Brasil ADR	66,019	612,656
Brasil Telecom ADR	25,785	666,284
Centrais Eletricas Brasileiras ADR	157,816	1,903,261
Cia de Bebidas das Americas ADR	617,787	18,545,966
Cia de Gas de Sao Paulo	8,600	215,111
Cia de Saneamento Basico do Estado de Sao Paulo	239,321	7,166,362
Cia de Saneamento Basico do Estado de Sao Paulo ADR	136,487	8,146,909
Cia de Saneamento de Minas Gerais-COPASA	89,800	1,875,658
Cia Energetica de Minas Gerais ADR	167,870	3,239,891
Cosan	68,530	844,975
Embraer ADR	258,541	7,632,130
Embratel Participacoes	794	5
Light	46,700	847,175
Obrascon Huarte Lain Brasil	10,000	412,584
Petroleo Brasileiro ADR	956,037	32,476,577
Seara Alimentos (A) *	911	3
Telecomunicacoes de Sao Paulo ADR	579,211	18,372,573
Telegraph Norte Leste Participacoes ADR	30,644	428,403
Tim Participacoes ADR	94,301	4,718,822
Tim Participacoes	1	6
Vale ADR, Cl B	1,145,747	37,168,033

		155,341,136

Chile — 0.9%
Cia Cervecerias Unidas ADR	8,587	487,398
Enersis ADR	387,302	8,439,311

		8,926,709

China — 8.8%
Bank of China	10,140,000	4,670,952
Changyou.com ADR *	45,861	2,376,976
China Citic Bank	1,156,000	709,021
China Communications Construction	1,086,000	921,095
China Petroleum & Chemical	19,804,000	19,541,248
China Sports International	670,000	38,979
China Techfaith Wireless Communication
Technology ADR *	46,083	197,696
China Telecom	24,472,000	15,951,672
Dongfeng Motor Group	5,376,000	10,636,939
Giant Interactive Group ADR	63,299	486,769
Great Wall Motor	286,250	431,942
Harbin Power Equipment	794,000	1,045,300
Jiangling Motors	67,800	162,510
Luthai Textile	611,200	589,759
Perfect World ADR *	34,585	684,437

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
China — continued
PetroChina	14,312,000	$20,274,139
PICC Property & Casualty *	1,024,000	1,771,181
Qingling Motors	918,000	312,149
Shanda Games ADR *	209,947	1,259,682
Shanghai Chlor-Alkali Chemical *	384,700	239,283
Shanghai Friendship Group	327,270	649,958
Shanghai Mechanical and Electrical Industry	450,700	563,826
Sinopec Shanghai Petrochemical	2,856,000	1,191,008
Soho China	819,500	743,432
Sohu.com *	58,896	5,306,529
Tsann Kuen China Enterprise *	501,700	101,069
Weiqiao Textile, Cl H	1,169,500	795,333

		91,652,884

Czech Republic — 0.4%
Komercni Banka	17,629	3,943,081
Pegas Nonwovens	5,000	137,153

		4,080,234

Egypt — 0.3%
Alexandria Mineral Oils	24,485	300,029
Commercial International Bank Egypt SAE	223,642	1,020,207
Ezz Steel *	408,960	615,360
Sidi Kerir Petrochemcials	64,030	149,441
Talaat Moustafa Group *	521,702	371,692
Telecom Egypt	282,406	740,841

		3,197,570

Hong Kong — 2.1%
Chaoda Modern Agriculture Holdings	374,000	149,727
China Minsheng Banking	3,965,000	3,500,295
China Mobile	1,725,500	17,169,980
TPV Technology	1,172,000	584,993

		21,404,995

India — 8.2%
Aditya Birla Nuvo *	22,174	478,171
Allahabad Bank	475,087	2,170,137
Andhra Bank	677,845	2,073,408
Apollo Tyres	2,011,899	3,331,923
Arvind *	566,779	1,123,300
Balrampur Chini Mills	318,154	427,924
Bank of Baroda	530,557	10,548,121
Bank of India	186,314	1,627,508
Binani Industries	36,921	138,495
Canara Bank	598,977	6,219,468
Central Bank of India	73,368	192,881
Dena Bank	727,830	1,394,733
Gitanjali Gems	149,986	1,051,429
Grasim Industries	27,293	1,356,005
Gujarat State Fertilisers & Chemicals	51,767	470,119
Hindustan Petroleum	307,789	2,672,263

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
India — continued
IDBI Bank *	1,256,380	$3,659,704
Indian Bank	396,690	2,021,145
Indian Overseas Bank	649,387	2,035,579
Jammu & Kashmir Bank	9,254	181,521
JBF Industries *	382,930	1,318,596
MRF	1,146	186,908
NIIT Technologies	156,447	788,606
Oil & Natural Gas	1,215,435	7,403,979
Orchid Chemicals & Pharmaceuticals	52,620	245,778
Oriental Bank of Commerce	431,475	3,424,955
PSL	44,217	70,777
Punjab National Bank	438,598	11,152,495
Raymond	36,543	314,253
Sasken Communications Technologies	470,374	1,232,870
SRF	177,925	1,282,912
Syndicate Bank	343,104	928,787
Tata Chemicals	94,441	757,451
Tata Motors	355,194	7,618,992
Uflex	195,499	924,861
Union Bank of India	378,329	2,470,694
Vijaya Bank	1,654,439	2,367,495
Welspun	31,213	104,832

		85,769,075

Indonesia — 1.1%
AKR Corporindo *	2,578,000	925,591
Bank Negara Indonesia Persero	4,991,500	2,614,735
Charoen Pokphand Indonesia	3,006,500	964,416
Citra Marga Nusaphala Persada	1,357,000	236,417
Darma Henwa *	8,485,000	117,861
Gajah Tunggal	5,603,000	2,160,074
Indofood Sukses Makmur	3,497,500	2,614,376
Japfa Comfeed Indonesia	343,000	213,997
Perusahaan Perkebunan London Sumatra Indonesia	760,000	210,241
Sampoerna Agro	1,379,500	592,722
Surya Semesta Internusa *	4,902,000	245,244
Telekomunikasi Indonesia ADR	21,711	757,714

		11,653,388

Israel — 0.0%
IDB Holding	4,799	108,540

Malaysia — 1.0%
Axiata Group	309,900	533,229
Boustead Heavy Industries	76,000	95,897
DRB-Hicom	466,100	352,248
Genting	113,800	415,424
Hong Leong Bank	51,200	230,434
KUB Malaysia	603,700	150,721
Kulim Malaysia	416,400	516,988
Land & General *	3,276,100	453,172

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Malaysia — continued
Malaysia Building Society	469,900	$236,218
Proton Holdings	803,100	861,626
RHB Capital	172,900	531,417
Telekom Malaysia	4,284,700	5,854,600

		10,231,974

Mexico — 3.1%
Alfa, Ser A	408,200	5,983,501
Bio Pappel *	169,500	128,562
Coca-Cola Femsa ADR	60,389	5,815,461
Coca-Cola Femsa	25,000	241,392
Gruma *	79,800	169,815
Grupo Aeroportuario del Pacifico	307,051	1,258,663
Grupo Aeroportuario del Pacifico ADR	39,055	1,598,912
Grupo Aeroportuario del Sureste ADR	3,491	208,133
Grupo Financiero Banorte, Ser O	262,000	1,147,674
Grupo Modelo	110,900	684,832
Telefonos de Mexico ADR	765,763	12,374,730
Telefonos de Mexico, Ser L, Cl L	3,090,400	2,502,028

		32,113,703

Pakistan — 0.3%
Attock Refinery *	733,900	1,062,755
Bank Alfalah *	904,800	106,902
Bank of Punjab *	1,350,437	99,604
DG Khan Cement *	1,948,800	508,716
National Bank of Pakistan	298,593	185,991
National Refinery	82,197	347,765
Nishat Mills	763,000	418,018
Pakistan Telecommunication	1,728,382	253,962

		2,983,713

Philippines — 0.2%
DMCI Holdings	428,100	457,263
JG Summit Holdings	376,500	232,352
Lopez Holdings *	1,258,900	173,312
Philippine National Bank *	401,780	563,140
Universal Robina	392,100	440,217

		1,866,284

Poland — 3.4%
Grupa Lotos *	59,319	816,036
KGHM Polska Miedz	220,172	15,124,446
Polski Koncern Naftowy Orlen	792,877	13,346,810
Polskie Gornictwo Naftowe i Gazownictwo	191,568	292,281
Tauron Polska Energia	2,496,036	5,784,265

		35,363,838

Russia — 4.9%
LUKOIL ADR	278,155	18,580,754
OAO Gazprom ADR	1,992,057	28,665,700

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Russia — continued
Surgutneftegas ADR	418,324	$4,233,439

		51,479,893

Singapore — 0.6%
China Yuchai International	49,737	945,501
Yangzijiang Shipbuilding Holdings	4,400,000	5,320,811

		6,266,312

South Africa — 2.8%
Aveng	188,714	1,010,927
Gold Fields ADR	47,494	740,432
Imperial Holdings	314,720	5,413,550
Kumba Iron Ore	15,199	1,161,042
Liberty Holdings	40,944	459,143
Mr Price Group	41,501	457,933
MTN Group	383,261	8,314,547
Reinet Investments *	162,312	308,624
Sappi	278,280	1,270,325
Telkom	670,419	3,587,372
Vodacom Group	16,822	214,229
Wilson Bayly Holmes-Ovcon	23,892	386,324
Woolworths Holdings	1,180,828	5,579,550

		28,903,998

South Korea — 21.2%
AtlasBX	262,941	6,935,256
BNG Steel	9,530	191,233
BS Financial Group *	15,290	235,733
CJ	108,326	8,735,968
CJ CheilJedang	4,029	1,169,710
CJ E&M *	26,799	1,209,006
Daeduck GDS	24,730	205,770
Daesang	540	6,788
Daewoo Shipbuilding & Marine Engineering	15,540	552,894
Daou Data	44,716	143,397
Dongkuk Steel Mill	14,470	544,341
Dongwoo *	33,525	147,268
Doosan	3,057	429,256
Ecoplastic	228,571	637,570
Eugene	58,454	210,190
Global & Yuasa Battery	15,790	654,671
Green Cross Holdings	13,560	236,721
GS Home Shopping	5,846	778,727
Halim *	18,328	50,602
Halla Engineering & Construction	10,470	239,896
Hana Financial Group	292,050	11,457,559
Hanil E-Wha	199,070	2,275,895
Hankook Tire	49,190	2,002,136
Hanwha	247,820	12,155,877
Hanwha Chemical	167,257	7,378,985
Hite Holdings	14,760	240,865

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
South Korea — continued
Honam Petrochemical	31,697	$12,991,560
Husteel	22,760	496,660
Hynix Semiconductor	39,550	909,950
Hyundai Department Store	1,868	326,103
Hyundai Marine & Fire Insurance	10,080	323,248
Hyundai Mipo Dockyard	1,328	210,414
Hyundai Motor	98,701	22,006,390
In the F *	76,100	61,371
Industrial Bank of Korea	58,130	1,001,005
Inzi Controls	5,490	47,295
IS Dongseo	15,360	298,748
Jeongmoon Information	107,289	236,158
Kia Motors	246,037	18,067,613
Kolon	25,730	831,220
Kolon Industries	24,422	2,722,566
Korea Exchange Bank	218,180	1,935,468
Korea Life Insurance	30,160	214,039
KP Chemical	270,910	6,592,829
Kyeryong Construction Industrial	18,032	371,247
LG	193,259	14,448,586
LG Display	263,590	6,789,818
LG International	13,450	791,177
LIG Insurance	8,350	207,562
Nong Shim	990	237,638
Pacific	1,322	290,991
Paradise	31,376	239,934
Samsung Electronics	49,499	39,636,771
Samsung Heavy Industries	26,230	1,068,860
SK C&C	2,227	294,750
SK Chemicals	10,013	759,050
SK Holdings	68,576	11,808,865
SK Telecom ADR	266,309	4,239,639
STX Offshore & Shipbuilding	25,560	591,711
Sungwoo Hitech	1,136	24,897
Taekwang Industrial	160	257,761
Taeyoung Engineering & Construction	35,320	241,275
TS	22,368	581,483
Woori Finance Holdings	584,470	7,707,906
Youngone	51,498	962,534
Youngone Holdings	21,582	950,099

		220,601,505

Taiwan — 14.5%
Acelon Chemicals & Fiber	115,440	139,552
Altek	157,987	198,647
Asia Vital Components	177,000	163,696
Asustek Computer	430,416	3,458,833
AU Optronics	10,236,000	5,584,240
Cheng Loong	2,253,680	1,014,820
Chien Shing Stainless Steel *	656,000	127,474

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Taiwan — continued
China Life Insurance	9,028,538	$12,649,961
China Manmade Fibers *	2,416,000	1,146,491
China Metal Products	377,189	372,355
China Motor	1,870,000	2,176,377
China Petrochemical Development *	583,000	904,690
Chin-Poon Industrial	568,000	444,641
Chong Hong Construction	415,000	1,310,980
Chun Yuan Steel	589,000	308,067
CMC Magnetics *	1,006,000	201,758
Compal Electronics	7,430,169	9,625,505
Coretronic	2,429,000	2,860,617
CSBC Taiwan	420,000	389,886
CTCI	111,000	149,564
E.Sun Financial Holding	564,000	389,740
Elitegroup Computer Systems	986,000	317,624
Evergreen Marine Taiwan *	1,011,000	691,626
Farglory Land Development	357,000	875,497
Feng TAY Enterprise	99,640	92,496
Formosa Chemicals & Fibre	666,000	2,410,703
Formosa Taffeta	387,000	437,000
FSP Technology	217,357	214,571
Fubon Financial Holding	11,702,460	19,051,459
Gigabyte Technology	171,000	190,724
GigaMedia *	205,257	246,308
Gintech Energy	243,600	531,583
GMI Technology	171,074	72,293
Grand Pacific Petrochemical	3,778,000	2,643,422
Hai Kwang Enterprise	303,571	164,561
Hannstar Board	490,592	281,236
Inventec	3,711,820	1,819,267
Inventec Appliances	1,647,900	1,312,840
Jean	482,000	136,736
Kenda Rubber Industrial	435,610	663,147
King Yuan Electronics	2,127,000	924,622
Leader Electronics	188,673	84,632
Lingsen Precision Industries	935,000	636,396
LITE-ON IT	1,739,653	2,096,984
Lite-On Technology	6,320,929	8,254,209
Long Bon International	365,000	158,036
Macronix International	7,409,351	3,695,693
Mega Financial Holding	2,948,000	2,833,634
Mercuries & Associates	713,300	968,526
Neo Solar Power	152,000	201,122
New Asia Construction & Development *	584,000	287,246
Nien Hsing Textile	393,448	320,264
Pegatron *	1,750,343	2,009,833
Phihong Technology	164,000	285,168
Pou Chen	7,282,270	6,495,270
Powerchip Technology	10,993,000	1,427,910
P-Two Industries	49,000	48,033

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Radiant Opto-Electronics	1,455,977	$5,698,836
Sanyang Industry	978,000	713,090
Shin Kong Financial Holding	2,013,000	868,093
Sigurd Microelectronics	300,000	259,266
Sinon	291,420	135,263
SinoPac Financial Holdings	1,538,000	665,916
Star Comgistic Capital	172,000	189,456
STATS ChipPAC Taiwan Semiconductor	147,000	123,730
Taishin Financial Holding	5,977,338	3,188,466
Taiwan Business Bank *	1,531,400	586,144
Taiwan Life Insurance	424,936	444,512
Taiwan Pulp & Paper *	599,000	294,624
Taiwan Union Technology	9,000	4,473
Teco Electric and Machinery	3,114,000	2,221,974
Tsann Kuen Enterprise	426,139	1,003,722
TYC Brother Industrial	172,216	84,110
United Microelectronics	25,149,000	11,280,899
USI	3,665,880	5,015,665
Vanguard International Semiconductor	803,000	394,964
Ve Wong	133,044	112,445
Walsin Technology	1,171,000	541,491
Wan Hai Lines	231,000	162,028
Wellypower Optronics	174,000	143,443
Winbond Electronics *	10,699,000	2,853,561
Wistron	1,311,897	2,203,914
Yageo	3,818,000	1,547,302
Yang Ming Marine Transport	4,201,000	2,677,465
Zig Sheng Industrial	905,000	570,523

		150,483,940

Thailand — 3.3%
Advanced Info Service	231,300	896,181
Bangchak Petroleum	943,200	715,073
Bangkok Bank	79,000	461,120
Bangkok Bank	946,500	5,524,690
Electricity Generating	197,600	624,750
Esso Thailand	559,400	228,939
Kiatnakin Bank	715,800	828,417
Krung Thai Bank	7,009,700	4,891,035
Krung Thai Bank	972,300	678,425
Lanna Resources	234,800	232,358
Property Perfect	24,337,200	791,918
PTT	350,400	4,078,792
STP & I	298,714	231,476
Thai Airways International	2,531,400	2,398,928
Thai Airways International	563,800	534,296
Thanachart Capital	3,543,000	3,625,008
Total Access Communication	2,156,900	4,883,957
TPI Polene	5,195,500	2,265,733

		33,891,096

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
Turkey — 4.3%
Advansa Sasa Polyester Sanayi *	377,867	$490,184
Aksa Akrilik Kimya Sanayii	114,769	361,670
Aksigorta	233,183	223,763
Anadolu Sigorta	306,550	201,558
Arcelik	1,600,097	7,317,112
Aselsan Elektronik Sanayi Ve Ticaret	202,598	1,058,473
Aygaz	305,497	1,900,082
Bagfas Bandirma Gubre Fabrik	4,740	440,813
Eczacibasi Yatirim Holding Ortakligi	296,049	936,442
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
ve Ticaret	1,889	2,529
Eregli Demir ve Celik Fabrikalari	1,568,979	3,708,225
Ford Otomotiv Sanayi	23,081	181,837
Gubre Fabrikalari *	22,893	181,034
Haci Omer Sabanci Holding	1,531,185	6,004,291
Ipek Matbacilik Sanayi Ve Ticaret *	178,231	428,633
Is Yatirim Menkul Degerler	180,052	169,579
Koza Anadolu Metal Madencilik Isletmeleri *	608,259	1,790,693
Menderes Tekstil Sanayi ve Ticaret *	373,858	163,876
Petkim Petrokimya Holding *	2,244,024	3,349,686
Pinar Entegre Et ve Un Sanayi	43,360	179,789
Soda Sanayii	119,148	210,319
Trakya Cam Sanayi	97,381	207,083
Turk Sise ve Cam Fabrikalari	4,499,356	9,834,513
Turk Traktor ve Ziraat Makineleri	65,406	1,487,733
Turkiye Is Bankasi	470,882	1,352,788
Turkiye Petrol Rafinerileri	104,055	2,533,267
Turkiye Vakiflar Bankasi Tao	163,204	342,224
Vestel Elektronik Sanayi ve Ticaret *	167,025	248,331

		45,306,527

TOTAL COMMON STOCK (Cost $800,057,236)		1,005,934,709

PREFERRED STOCK — 2.1%

Brazil — 2.1%
Bradespar	10,100	261,681
Brasil Telecom	230,101	1,962,504
Braskem, Ser A	29,100	345,928
Centrais Eletricas Brasileiras	602,600	9,105,818
Centrais Eletricas de Santa Catarina, Ser B	24,974	639,967
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1	43
Cia Energetica do Ceara	8,800	198,556
Cia Paranaense de Energia, Ser B	85,300	2,059,364
Confab Industrial	0	—
Eletropaulo Metropolitana Eletricidade de Sao Paulo	288,661	6,745,720
Embratel Participacoes	60	—
Lojas Americanas	3	28
San Carlos Empreendimentos e Participacoes (A) *	455	—
Tractebel Energia, Ser B (A) *	1	—

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
PREFERRED STOCK — continued

	Shares	Value
Brazil — continued
Universo Online	37,350	$423,775

TOTAL PREFERRED STOCK (Cost $18,919,187)		21,743,384

SHORT-TERM INVESTMENT — 0.4%
Union Bank of California Diversified Money Market Fund, Fiduciary Shares, 0.020% (B) (Cost $4,525,519)	4,525,519	4,525,519

TOTAL INVESTMENTS— 99.2% (Cost $823,501,942)†		$1,032,203,612

Percentages are based on Net Assets of $1,040,590,874.

*	Non-income producing security.

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2011, was $3 and represented 0.0% of net assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2011.

ADR	— American Depositary Receipt

Cl	— Class

Ser	— Series

Amounts designated as “—” are either $0 or have been rounded to $0.

†	At July 31, 2011, the tax basis cost of the Portfolio’s investments was $823,501,942, and the unrealized appreciation and depreciation were $245,623,880 and $(36,922,210), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
The summary of inputs used to value the Portfolio’s net assets as of July 31, 2011 was as follows:

Investments
in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$4,307,395	$—	$—	$4,307,395
Brazil	155,341,133	—	3	155,341,136
Chile	8,926,709	—	—	8,926,709
China	91,652,884	—	—	91,652,884
Czech Republic	4,080,234	—	—	4,080,234
Egypt	1,020,207	2,177,363	—	3,197,570
Hong Kong	21,404,995	—	—	21,404,995
India	85,769,075	—	—	85,769,075
Indonesia	11,653,388	—	—	11,653,388
Israel	—	108,540	—	108,540
Malaysia	10,231,974	—	—	10,231,974
Mexico	32,113,703	—	—	32,113,703
Pakistan	2,983,713	—	—	2,983,713
Philippines	1,866,284	—	—	1,866,284
Poland	35,363,838	—	—	35,363,838
Russia	51,479,893	—	—	51,479,893
Singapore	6,266,312	—	—	6,266,312
South Africa	28,903,998	—	—	28,903,998
South Korea	220,601,505	—	—	220,601,505
Taiwan	150,483,940	—	—	150,483,940
Thailand	33,891,096	—	—	33,891,096
Turkey	45,306,527	—	—	45,306,527

Total Common Stock	1,003,648,803	2,285,903	3	1,005,934,709
Preferred Stock	21,743,384	—	—	21,743,384
Short-Term Investment	4,525,519	—	—	4,525,519

Total Investments in Securities	$1,029,917,706	$2,285,903	$3	$1,032,203,612

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2011
(Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Common Stock
Beginning balance as of November 1, 2010	$3
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of July 31, 2011	$3

‡	Of the Level 1 investments presented above, equity investments amounting to $2,285,903 were considered Level 2 investments at the end of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Portfolio’s foreign equity securities may often be valued at an adjusted fair value amount.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.
ACA-QH-003-0900

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 92.9%

		Face
		Amount
		(000)(1)	Value
Argentina — 3.8%

Argentina Bonos
7.000%, 10/03/15		200	$195,533
Argentine Republic Government International Bond
3.117%, 12/15/35 (B)		1,320	248,160
Provincia de Neuquen Argentina
7.875%, 04/26/21 (C)		150	154,163

			597,856

Bosnia and Herzegovina — 1.0%
Bosnia & Herzegovina Government International Bond
2.502%, 12/11/21 (A)	DEM	298	157,414

Brazil — 7.4%
Brazil Letras do Tesouro Nacional
12.074%, 04/01/13 (D)	BRL	417	219,910
Brazil Notas do Tesouro Nacional Ser F
10.000%, 01/01/14	BRL	520	316,105
10.000%, 01/01/15	BRL	230	136,860
10.000%, 01/01/17	BRL	640	368,468
10.000%, 01/01/21	BRL	195	107,508

			1,148,851

Colombia — 1.1%
Republic of Colombia
9.850%, 06/28/27	COP	222,000	165,185

Congo — 1.3%
Republic of Congo
3.000%, 06/30/13 (E)		290	198,479

Dominican Republic — 3.9%
Dominican Republic International Bond
14.000%, 02/10/12 (C)	DOP	15,000	399,264
14.000%, 02/06/15 (C)	DOP	8,000	211,785

			611,049

Egypt — 1.1%
Egypt Government International Bond
8.750%, 07/18/12 (C)	EGP	1,050	168,183

Germany — 3.5%
Deutsche Bank MTN
6.752%, 06/21/16 (A)	EUR	250	355,680
Kreditanstalt fuer Wiederaufbau MTN
7.125%, 11/15/12	EGP	1,200	192,431

			548,111

1

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
GLOBAL BONDS — continued

		Face
		Amount
		(000)(1)	Value
Ghana — 3.5%
Ghana Government Bond
13.450%, 02/17/14	GHS	500	$334,272
13.000%, 06/02/14	GHS	315	208,803

			543,075

Hungary — 5.6%
Hungary Government Bond
8.000%, 02/12/15	HUF	63,210	348,964
6.500%, 06/24/19	HUF	15,090	76,426
6.000%, 11/24/23	HUF	47,160	220,382
5.500%, 02/12/16	HUF	46,230	232,152

			877,924

Indonesia — 6.8%
Indonesia Treasury Bond
10.500%, 08/15/30	IDR	4,231,000	598,146
10.000%, 02/15/28	IDR	2,403,000	332,472
8.250%, 07/15/21	IDR	1,000,000	128,457

			1,059,075

Ivory Coast — 0.9%
Ivory Coast Government International Bond
2.500%, 12/31/32 (C) (F)		250	134,375

Malaysia — 4.2%
Malaysia Government Bond
4.498%, 04/15/30	MYR	255	89,847
4.378%, 11/29/19	MYR	825	289,205
4.012%, 09/15/17	MYR	820	281,343

			660,395

Mexico — 5.4%
Mexican Bonos
8.500%, 05/31/29	MXN	2,180	207,389
8.500%, 11/18/38	MXN	2,315	213,709
8.000%, 06/11/20	MXN	1,195	111,778
7.250%, 12/15/16	MXN	1,327	119,646
6.500%, 06/10/21	MXN	2,275	191,507

			844,029

Nigeria — 3.5%
International Bank for Reconstruction & Development
7.250%, 11/22/11	NGN	18,000	117,475
Nigeria Government Bond
10.500%, 03/18/14	NGN	66,000	432,868

			550,343

Peru — 2.9%
Peru Government Bond
6.850%, 02/12/42	PEN	170	60,735

2

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
GLOBAL BONDS — continued

		Face
		Amount
		(000)(1)	Value
Peru — (continued)
Peruvian Government International Bond
8.200%, 08/12/26 (C)	PEN	260	$109,794
7.840%, 08/12/20 (C)	PEN	350	142,348
6.900%, 08/12/37 (C)	PEN	390	142,801

			455,678

Philippines — 0.8%
Philippine Government International Bond
4.950%, 01/15/21	PHP	5,000	117,642

Poland — 7.4%
Poland Government Bond
5.750%, 09/23/22	PLN	1,529	543,719
5.500%, 04/25/15	PLN	575	209,769
5.500%, 10/25/19	PLN	1,120	396,919

			1,150,407

Russia — 4.3%
RusHydro Finance MTN
7.875%, 10/28/15	RUB	2,500	92,145
Russian Foreign Bond
7.850%, 03/10/18(C)	RUB	15,000	572,142

			664,287

South Africa — 7.2%
South Africa Government Bond
10.500%, 12/21/26	ZAR	3,559	623,768
8.000%, 12/21/18	ZAR	1,385	205,618
7.250%, 01/15/20	ZAR	765	107,812
6.250%, 03/31/36	ZAR	1,635	181,130

			1,118,328

Thailand — 4.3%
Thailand Government Bond
4.875%, 06/22/29	THB	7,785	281,515
4.750%, 12/20/24	THB	3,500	124,609
2.800%, 10/10/17	THB	8,500	267,078

			673,202

Turkey — 2.2%
Turkey Government Bond
10.500%, 01/15/20	TRY	215	134,996
10.000%, 06/17/15	TRY	345	209,469

			344,465

United Kingdom — 2.4%
Standard Bank MTN
12.390%, 08/12/12 (D)	RSD	30,000	371,581

Venezuela — 5.7%
Petroleos de Venezuela
4.900%, 10/28/14		535	413,287

3

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
GLOBAL BONDS — continued

		Face
		Amount
		(000)(1)/
		Number of
		Warrants/
		Shares	Value
Venezuela — (continued)
Venezuela Government International Bond
10.750%, 09/19/13		470	$473,525

			886,812

Zambia — 2.7%
Republic of Zambia
8.239%, 11/14/11 (D)	ZMK	2,055,000	419,924

TOTAL GLOBAL BONDS
(Cost $13,966,791)			14,466,670

WARRANT — 1.6%
Central Bank of Nigeria , Expires 11/15/20 *		1,250	242,500

TOTAL WARRANT
(Cost $242,500)			242,500

SHORT-TERM INVESTMENT — 1.3%
Union Bank N.A. Diversified Money Market, Fiduciary Shares, 0.020% (G)
(Cost $201,981)		201,981	201,981

TOTAL INVESTMENTS— 95.8%
(Cost $14,411,272)			$14,911,151

4

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
The following forward foreign currency contracts were outstanding as of July 31, 2011:

						Unrealized
	Currency to		Currency to		Contract	Appreciation
Maturity Date	Receive		Deliver		Value	(Depreciation)
10/24/11	ARS	1,523,880	USD	(360,000)	359,170	$(830)
8/15/11	BRL	1,379,387	USD	(846,921)	886,306	39,385
9/20/11	CHF	177,630	USD	(212,000)	225,861	13,861
8/16/11	CLP	118,734,100	USD	(253,000)	259,945	6,945
12/23/11	CNY	3,907,200	USD	(600,000)	607,560	7,560
9/15/11-9/16/11	COP	1,073,264,000	USD	(604,600)	603,279	(1,321)
10/11/11	CZK	2,413,697	USD	(143,000)	143,560	560
10/18/11	EUR	379,793	USD	(539,000)	544,710	5,710
8/31/11	HUF	125,329,401	USD	(655,776)	666,035	10,259
9/21/11	IDR	4,383,400,000	USD	(505,000)	512,796	7,796
9/27/11	INR	6,691,440	USD	(147,000)	149,794	2,794
9/29/11	KRW	152,565,000	USD	(140,000)	144,516	4,516
9/23/11	MXN	10,152,579	USD	(856,528)	860,870	4,342
8/22/11	MYR	5,086,360	USD	(1,677,407)	1,718,939	41,532
9/12/11	PEI	1,215,240	USD	(439,000)	442,662	3,662
9/9/11	PHP	9,708,580	USD	(225,000)	229,744	4,744
9/14/11	PLN	2,345,557	USD	(847,000)	840,033	(6,967)
10/25/11	RUB	25,147,136	USD	(896,000)	901,622	5,622
9/22/11	SGD	174,135	USD	(141,000)	144,745	3,745
8/4/11-11/2/11	THB	51,273,556	USD	(1,705,000)	1,715,663	10,663
9/12/11-7/18/12	TRY	3,701,905	USD	(2,218,766)	2,131,652	(87,114)
9/9/11	TWD	4,017,090	USD	(141,000)	139,145	(1,855)
9/22/11	UAH	2,962,705	USD	(365,000)	366,557	1,557
8/15/11	USD	344,000	BRL	(556,210)	(357,385)	(13,385)
8/16/11	USD	94,360	CLP	(44,537,800)	(97,507)	(3,147)

5

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)

10/11/11	USD	139,000	CZK	(2,418,600)	(143,852)	(4,852)
10/18/11	USD	1,138,786	EUR	(806,152)	(1,156,207)	(17,421)
8/31/11	USD	459,714	HUF	(86,763,482)	(461,085)	(1,371)
8/22/11	USD	643,000	MYR	(1,957,200)	(661,437)	(18,437)
9/12/11	USD	366,000	PEI	(1,029,375)	(374,959)	(8,959)
9/9/11	USD	137,000	PHP	(5,993,750)	(141,836)	(4,836)
9/14/11	USD	363,000	PLN	(1,024,136)	(366,782)	(3,782)
8/4/11	USD	964,147	THB	(28,941,300)	(970,577)	(6,430)
9/12/11	USD	965,385	TRY	(1,605,396)	(943,131)	22,254
9/9/11	USD	139,337	TWD	(4,017,090)	(139,145)	192
9/21/11-7/26/12	UYU	11,107,550	USD	(560,000)	587,487	27,487
9/22/11	ZAR	3,747,955	USD	(546,369)	556,679	10,310

						$54,789

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at July 31, 2011, is as follows:

			Unrealized
	Currency to	Currency to	Appreciation
	Receive	Deliver	(Depreciation)
CounterParty	($ Thousands)	($ Thousands)	($ Thousands)

Brown Brothers Harriman	20,019,579	(20,002,270)	$17,309
HSBC	587,487	(560,000)	27,487
UBS	885,993	(876,000)	9,993

			$54,789

6

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
Currency Legend

ARS	Argentine Peso	HUF	Hungary Forint	RSD	Serbian Dinar
BRL	Brazilian Real	IDR	Indonesia Rupiah	RUB	Russian Federation Ruble
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	Republic of Korean Won	THB	Thailand Baht
CNY	China Yuan Renminbi	MXN	Mexican Peso	TRY	New Turkish Lira
COP	Colombian Peso	MYR	Malaysia Dollar	TWD	Taiwan Dollar
CZK	Czech Koruna	NGN	Nigerian Naira	UAH	Ukraine Hryvna
DEM	Deutsche Mark	PEI	Peru Inti	USD	U.S. Dollar
DOP	Dominican Peso	PEN	Peruvian Nuevo Sol	UYU	Uruguayan Peso
EGP	Eqyptian Pound	PHP	Philippine Peso	ZAR	South African Rand
EUR	Euro Dollar	PLN	Polish Zloty	ZMK	Zambian Kwacha
GHS	Ghanaian Cedi
Percentages are based on Net Assets of $15,565,708.

(1)	In U.S dollars unless otherwise indicated.

*	Non-income producing security.

(A)	Floating Rate Security — Rate disclosed is the rate in effect on July 31, 2011.

(B)	Variable Rate Security — Rate shown is the rate in effect as of July 31, 2011.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2011, the value of these securities amounted to $2,034,855, representing 13.1% of the net assets of the Fund.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on July 31, 2011. The coupon on a step bond changes on a specified date.

(F)	Security in default on interest payments. Rate shown represents the last coupon rate prior to default.

(G)	The rate reported is the 7-day effective yield as of July 31, 2011.
MTN — Medium Term Note
Ser — Series
†	At July 31, 2011, the tax basis cost of the Fund’s investments was $14,411,272, and the unrealized appreciation and depreciation were $576,640 and $(76,761), respectively.

7

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS DEBT FUND
JULY 31, 2011
(Unaudited)
The summary of inputs used to value the Fund’s net assets as of July 31, 2011 was as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$14,466,670	$—	$14,466,670

Warrant	—	242,500	—	242,500
Short-Term Investment	201,981	—	—	201,981

Total Investments in Securities	$201,981	$14,709,170	$—	$14,911,151

Other Financial Instruments
Forwards Contracts- Appreciation*	$—	$235,496	$—	$235,496
Forwards Contracts- Depreciation*	—	(180,707)	—	(180,707)

Total Other Financial Instruments	$—	$54,789	$—	$54,789

*	Forwards Contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
Amounts designated as “—” are either $0 or have been rounded to $0.
For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no Level 3 investments.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements
ACA-QH-003-0900

8

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011